Accrued And Other Liabilities (Other Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
ACCRUED AND OTHER LIABILITIES [Abstract]
Straight-line rent	$ 58,150	$ 57,418
Insurance	38,602	44,668
Landlord contributions	24,029	26,260
Unrecognized tax benefits	5,055	4,722
Other	7,078	6,828
Other liabilities	$ 132,914	$ 139,896